Russell 2000 1.5x Strategy Fund (Prospectus Summary): | Russell 2000 1.5x Strategy Fund
Russell 2000 ® 1.5x Strategy Fund

RYDEX SERIES FUNDS

Russell 2000 ® 1.5x Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Russell 2000 ® 1.5x Strategy Fund

•

Effective immediately, the ticker symbol listed for A-Class Shares of the Russell 2000 ® 1.5x Strategy Fund on the cover page of the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus is deleted and replaced with the following ticker symbol: RYAKX.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.